INVENTORIES (Details 1)	12 Months Ended
	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Beginning balance	¥ 5,398,179	$ 796,495	¥ 7,700,836
Charge to cost of sales	0	0	2,428,290
Less: write-off	(1,373,516)	(202,661)	(4,730,947)
Ending balance	¥ 4,024,663	$ 593,834	¥ 5,398,179